Recovery and settlement of on-balance sheet assets and liabilities (Tables)	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Recovery and settlement of on-balance sheet assets and liabilities

The table below presents an analysis of assets and liabilities recorded on our Consolidated Balance Sheets by amounts to be recovered or settled within one year and after one year, as at the balance sheet date, based on contractual maturities and certain other assumptions outlined in the footnotes below. As warranted, we manage the liquidity risk of various products based on historical behavioural patterns that are often not aligned with contractual maturities. Amounts to be recovered or settled within one year, as presented below, may not be reflective of our long-term view of the liquidity profile of certain balance sheet categories.

(Millions of Canadian dollars)	As at
	October 31, 2018			October 31, 2017
	Within one year	After one year	Total	Within one year	After one year	Total
Assets
Cash and due from banks (1)	$28,583	$1,626	$30,209	$26,695	$1,712	$28,407
Interest-bearing deposits with banks	36,471	–	36,471	32,662	–	32,662
Securities
Trading (2)	121,152	7,106	128,258	116,841	10,816	127,657
Investment, net of applicable allowance	16,795	77,813	94,608	15,930	74,792	90,722
Assets purchased under reverse repurchase agreements and securities borrowed	294,049	553	294,602	214,353	6,624	220,977
Loans
Retail	97,414	302,038	399,452	97,784	287,386	385,170
Wholesale	43,280	136,998	180,278	38,573	121,033	159,606
Allowance for loan losses			(2,912)			(2,159)
Segregated fund net assets	–	1,368	1,368	–	1,216	1,216
Other
Customers’ liability under acceptances	15,635	6	15,641	16,443	16	16,459
Derivatives (2)	91,833	2,206	94,039	92,606	2,417	95,023
Premises and equipment	–	2,832	2,832	–	2,670	2,670
Goodwill	–	11,137	11,137	–	10,977	10,977
Other intangibles	–	4,687	4,687	–	4,507	4,507
Other assets	33,578	10,486	44,064	30,738	8,221	38,959
	$778,790	$558,856	$1,334,734	$682,625	$532,387	$1,212,853
Liabilities
Deposits (3)	$669,682	$167,364	$837,046	$624,802	$164,833	$789,635
Segregated fund net liabilities	–	1,368	1,368	–	1,216	1,216
Other
Acceptances	15,657	5	15,662	16,443	16	16,459
Obligations related to securities sold short	29,725	2,522	32,247	28,041	1,967	30,008
Obligations related to assets sold under repurchase agreements and securities loaned	206,813	1	206,814	143,072	12	143,084
Derivatives (2)	88,112	2,126	90,238	90,156	1,971	92,127
Insurance claims and policy benefit liabilities	1,691	8,309	10,000	131	9,545	9,676
Other liabilities	36,906	15,367	52,273	34,980	11,975	46,955
Subordinated debentures	103	9,028	9,131	–	9,265	9,265
	$1,048,689	$206,090	$1,254,779	$937,625	$200,800	$1,138,425

(1)	Cash and due from banks are assumed to be recovered within one year, except for cash balances not available for use by the Bank.
(2)	Trading securities classified as FVTPL and trading derivatives not designated in hedging relationships are presented as within one year as this best represents in most instances the short-term nature of our trading activities. Non-trading derivatives designated in hedging relationships are presented according to the recovery or settlement of the related hedged item.
(3)	Demand deposits of $382 billion (October 31, 2017 – $372 billion) are presented as within one year due to their being repayable on demand or at short notice on a contractual basis.